UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Corporate High Yield Fund VI, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 03/01/07 - 05/31/07

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007 (unaudited)         (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.5%       $ 3,089,000  Alliant Techsystems, Inc., 2.75% due 9/15/2011 (a)(e)                  $    3,648,881
                                     900,000  Bombardier, Inc., 8% due 11/15/2014 (e)                                       958,500
                                   2,325,000  DRS Technologies, Inc., 6.875% due 11/01/2013                               2,342,437
                                   1,600,000  Esterline Technologies Corp., 7.75% due 6/15/2013                           1,652,000
                                   2,200,000  L-3 Communications Corp., 7.625% due 6/15/2012                              2,277,000
                                   2,550,000  L-3 Communications Corp., 5.875% due 1/15/2015                              2,486,250
                                   2,220,000  L-3 Communications Corp., 3% due 8/01/2035 (a)(e)                           2,458,650
                                   2,200,000  L-3 Communications Corp. Series B, 6.375% due 10/15/2015                    2,194,500
                                   1,440,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                           1,551,600
                                     750,000  TransDigm, Inc., 7.75% due 7/15/2014 (e)                                      780,000
                                   3,200,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                          3,284,000
                                                                                                                     --------------
                                                                                                                         23,633,818
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                    2,856,491  Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018             2,835,068
                                      20,938  Continental Airlines, Inc. Series 1998-1-C,
                                              6.541% due 9/15/2009                                                           20,912
                                     661,594  Continental Airlines, Inc. Series 2001-1 Class  C,
                                              7.033% due 12/15/2012                                                         654,978
                                                                                                                     --------------
                                                                                                                          3,510,958
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 4.3%                    865,000  Accuride Corp., 8.50% due 2/01/2015                                           888,788
                                     560,000  Asbury Automotive Group, Inc., 7.625% due 3/15/2017 (e)                       560,000
                                   4,575,000  Autonation, Inc., 7.356% due 4/15/2013 (b)                                  4,620,750
                                   2,400,000  Autonation, Inc., 7% due 4/15/2014                                          2,424,000
                                   1,192,000  Ford Capital B.V., 9.50% due 6/01/2010                                      1,221,800
                                     685,000  Ford Motor Co., 7.45% due 7/16/2031                                           563,412
                                   1,100,000  Ford Motor Co., 8.90% due 1/15/2032                                           976,250
                                   1,130,000  Ford Motor Credit Co., 8.105% due 1/13/2012 (b)                             1,135,508
                                     300,000  Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                                298,529
                                     950,000  General Motors Acceptance Corp., 7.25% due 3/02/2011                          968,383
                                     400,000  General Motors Acceptance Corp., 8% due 11/01/2031                            439,441
                                     110,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                          114,950
                                   1,460,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (e)                   1,576,800
                                   1,440,000  Group 1 Automotive, Inc., 2.25% due 6/15/2036                               1,290,600
                                     745,000  Keystone Automotive Operations, Inc., 9.75% due 11/01/2013                    663,050
                                   3,390,000  Lear Corp., 8.75% due 12/01/2016                                            3,254,400
                                   1,805,000  United Auto Group, Inc., 7.75% due 12/15/2016 (e)                           1,823,050
                                                                                                                     --------------
                                                                                                                         22,819,711
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 5.1%                2,800,000  Allbritton Communications Co., 7.75% due 12/15/2012                         2,887,499
                                   1,850,000  Barrington Broadcasting Group LLC, 10.50% due 8/15/2014 (e)                 1,961,000
                                     800,000  Bonten Media Acquisition Co., 9% due 6/01/2015 (e)(g)                         806,000
                                   3,175,000  CMP Susquehanna Corp., 9.875% due 5/15/2014 (e)                             3,238,500
                                     420,000  Local TV Finance LLC, 9.25% due 6/15/2015 (e)(g)                              426,300
                                     630,000  Nexstar Finance, Inc., 7% due 1/15/2014                                       641,025
                                   4,750,000  Paxson Communications Corp., 8.606% due 1/15/2012 (b)(e)                    4,850,938
                                   4,075,000  Salem Communications Corp., 7.75% due 12/15/2010                            4,166,688
                                   2,550,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                            2,652,000
                                     875,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                            877,188
                                   2,365,000  Umbrella Acquisition, 9.75% due 3/15/2015 (e)(g)                            2,447,775
                                   1,915,000  Young Broadcasting, Inc., 10% due 3/01/2011                                 1,948,513
                                                                                                                     --------------
                                                                                                                         26,903,426
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 8.6%              $ 3,750,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                      $    3,843,750
                                     775,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                          786,625
                                   5,440,000  Charter Communications Holdings I LLC, 11%
                                              due 10/01/2015                                                              5,916,000
                                   1,270,000  Charter Communications Holdings I LLC, 11%
                                              due 10/01/2015                                                              1,377,950
                                   5,470,000  Charter Communications Holdings II LLC, 10.25%
                                              due 9/15/2010                                                               5,825,550
                                   3,090,000  Echostar DBS Corp., 7.125% due 2/01/2016                                    3,171,112
                                     355,000  Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (b)                              379,406
                                   1,065,000  Intelsat Bermuda Ltd., 8.872% due 1/15/2015 (b)                             1,088,962
                                   1,100,000  Intelsat Bermuda Ltd., 11.25% due 6/15/2016                                 1,256,750
                                   1,770,000  Intelsat Corp., 9% due 6/15/2016                                            1,938,150
                                     560,000  Intelsat Ltd., 6.50% due 11/01/2013                                           478,800
                                   3,475,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                  3,722,594
                                     979,000  Loral Spacecom Corp., 14% due 11/15/2015 (g)                                1,106,270
                                   3,900,000  Mediacom LLC, 9.50% due 1/15/2013                                           4,026,750
                                   3,459,000  PanAmSat Corp., 9% due 8/15/2014                                            3,735,720
                                   3,150,000  Quebecor Media, Inc., 7.75% due 3/15/2016                                   3,307,500
                                   3,100,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (e)                    3,479,750
                                                                                                                     --------------
                                                                                                                         45,441,639
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.5%                   1,400,000  American Pacific Corp., 9% due 2/01/2015 (e)                                1,412,250
                                     850,000  Hexion U.S. Finance Corp., 9.75% due 11/15/2014                               915,875
                                   1,000,000  Hexion U.S. Finance Corp., 9.86% due 11/15/2014 (b)(e)                      1,045,000
                                   1,295,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (e)                           1,303,094
                                     990,000  Innophos Holdings, Inc., 9.50% due 4/15/2012 (e)                            1,009,800
                                   1,250,000  Innophos, Inc., 8.875% due 8/15/2014                                        1,318,750
                                     720,000  Key Plastics LLC & Key Plastics Finance Corp., 11.75% due
                                              3/15/2013 (e)                                                                 723,600
                                   2,680,000  MacDermid, Inc., 9.50% due 4/15/2017 (e)                                    2,827,400
                                   3,700,000  Momentive Performance Materials, Inc., 10.125% due
                                              12/01/2014 (e)(g)                                                           3,866,500
                                   3,275,000  NOVA Chemicals Corp., 8.484% due 11/15/2013 (b)                             3,324,125
                                   1,900,000  Nalco Co., 7.75% due 11/15/2011                                             1,966,500
                                   1,900,000  Nalco Co., 8.875% due 11/15/2013                                            2,037,750
                                   1,168,000  Nalco Finance Holdings, Inc., 10.078% due 2/01/2014 (h)                     1,057,040
                                     875,000  Terra Capital, Inc. Series B, 7% due 2/01/2017                                877,188
                                                                                                                     --------------
                                                                                                                         23,684,872
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.0%           100,000  Simmons Bedding Co., 7.875% due 1/15/2014                                     102,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 3.4%     3,350,000  American Greetings Corp., 7.375% due 6/01/2016                              3,421,188
                                   2,175,000  Chattem, Inc., 7% due 3/01/2014                                             2,180,437
                                   1,150,000  Church & Dwight Co., Inc., 6% due 12/15/2012                                1,129,875
                                   5,725,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                                4,580,000
                                   3,200,000  Levi Strauss & Co., 8.875% due 4/01/2016                                    3,396,000
                                   3,150,000  Quiksilver, Inc., 6.875% due 4/15/2015                                      3,067,313
                                                                                                                     --------------
                                                                                                                         17,774,813
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.5%           2,189,000  Affinion Group, Inc., 11.50% due 10/15/2015                                 2,446,207
                                     375,000  American Media Operations, Inc. Series B, 10.25%
                                              due 5/01/2009                                                                 367,969
                                     540,000  CBD Media Holdings LLC, 9.25% due 7/15/2012                                   572,400
                                   4,125,000  CBD Media, Inc., 8.625% due 6/01/2011                                       4,238,437
                                   2,525,000  Cadmus Communications Corp., 8.375% due 6/15/2014                           2,556,562

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   610,000  CanWest Media, Inc., 8% due 9/15/2012                                  $      629,825
                                   2,256,000  Dex Media West LLC, 9.875% due 8/15/2013                                    2,450,580
                                   3,190,000  Idearc, Inc., 8% due 11/15/2016                                             3,305,637
                                   3,173,000  Liberty Media Corp., 0.75% due 3/30/2023 (a)                                3,946,419
                                     440,000  Network Communications, Inc., 10.75% due 12/01/2013                           466,950
                                   4,775,000  Nielsen Finance LLC, 10% due 8/01/2014 (e)                                  5,204,750
                                   1,680,000  Nielsen Finance LLC, 9.919% due 8/01/2016 (e)(h)                            1,222,200
                                   5,225,000  Primedia, Inc., 8% due 5/15/2013                                            5,525,438
                                   4,520,000  Quebecor World, Inc., 9.75% due 1/15/2015 (e)                               4,791,200
                                   2,275,000  R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013                       2,240,875
                                   2,040,000  R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016                       2,198,100
                                   2,850,000  Universal City Florida Holding Co. I, 10.106% due 5/01/2010 (b)             2,942,625
                                                                                                                     --------------
                                                                                                                         45,106,174
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &               800,000  Berry Petroleum Co., 8.25% due 11/01/2016                                     818,000
Production - 3.8%                  2,500,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                                2,506,250
                                   2,715,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                      2,742,150
                                   4,450,000  EXCO Resources, Inc., 7.25% due 1/15/2011                                   4,494,500
                                   3,150,000  Encore Acquisition Co., 6.25% due 4/15/2014                                 2,933,437
                                   2,710,000  OPTI Canada, Inc., 8.25% due 12/15/2014 (e)                                 2,879,375
                                   1,220,000  Sabine Pass LNG LP, 7.50% due 11/30/2016 (e)                                1,250,500
                                   2,220,000  Stone Energy Corp., 8.106% due 7/15/2010 (b)(e)                             2,220,000
                                                                                                                     --------------
                                                                                                                         19,844,212
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 2.8%              3,625,000  Aleris International, Inc., 9% due 12/15/2014 (e)(g)                        3,769,035
                                   1,750,000  Copano Energy LLC, 8.125% due 3/01/2016                                     1,824,375
                                     600,000  KCS Energy, Inc., 7.125% due 4/01/2012                                        600,000
                                   1,140,000  North American Energy Partners, Inc., 8.75% due 12/01/2011                  1,174,200
                                   3,200,000  Ocean RIG ASA, 9.35% due 4/04/2011 (b)                                      3,192,000
                                   3,930,000  SemGroup LP, 8.75% due 11/15/2015 (e)                                       4,111,763
                                                                                                                     --------------
                                                                                                                         14,671,373
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.6%                     290,000  American Real Estate Partners LP, 7.125% due 2/15/2013                        284,925
                                   1,900,000  American Real Estate Partners LP, 7.125% due 2/15/2013 (e)                  1,866,750
                                   1,070,000  USI Holdings Corp., 9.23% due 11/15/2014 (b)(e)                             1,072,675
                                                                                                                     --------------
                                                                                                                          3,224,350
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 3.4%              1,300,000  AmeriQual Group LLC, 9.50% due 4/01/2012 (e)                                1,339,000
                                   2,300,000  Constellation Brands, Inc., 8.125% due 1/15/2012                            2,374,750
                                   4,800,000  Cott Beverages USA, Inc., 8% due 12/15/2011                                 4,926,000
                                   4,791,000  Del Monte Corp., 8.625% due 12/15/2012                                      5,030,550
                                     320,000  Landry's Restaurants, Inc. Series B, 7.50% due 12/15/2014                     318,400
                                   3,150,000  National Beef Packing Co. LLC, 10.50% due 8/01/2011                         3,315,375
                                     815,000  Swift & Co., 12.50% due 1/01/2010                                             851,675
                                                                                                                     --------------
                                                                                                                         18,155,750
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 7.2%                      2,200,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                           2,301,750
                                     155,000  Caesars Entertainment, Inc., 8.125% due 5/15/2011                             164,106
                                   1,250,000  French Lick Resorts & Casino LLC, 10.75% due 4/15/2014 (e)                  1,056,250
                                     450,000  Galaxy Entertainment Finance Co. Ltd.,
                                              10.409% due 12/15/2010 (b)(e)                                                 474,750
                                     875,000  Galaxy Entertainment Finance Co. Ltd.,
                                               9.875% due 12/15/2012 (e)                                                    951,562
                                     950,000  Greektown Holdings, LLC, 10.75% due 12/01/2013 (e)                          1,026,000

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 5,185,000  Harrah's Operating Co., Inc., 5.75% due 10/01/2017                     $    4,303,550
                                   2,575,000  Inn of the Mountain Gods Resort & Casino,
                                              12% due 11/15/2010                                                          2,787,437
                                   1,895,000  Little Traverse Bay Bands of Odawa Indians,
                                              10.25% due 2/15/2014 (e)                                                    1,970,800
                                   1,825,000  MGM Mirage, 9.75% due 6/01/2007                                             1,825,000
                                     625,000  MGM Mirage, 6.75% due 4/01/2013                                               614,062
                                   3,150,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                           3,173,625
                                   3,950,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                          4,147,500
                                   1,575,000  San Pasqual Casino, 8% due 9/15/2013 (e)                                    1,622,250
                                   1,900,000  Station Casinos, Inc., 6.50% due 2/01/2014                                  1,759,875
                                   2,575,000  Station Casinos, Inc., 7.75% due 8/15/2016                                  2,658,688
                                   1,050,000  Station Casinos, Inc., 6.625% due 3/15/2018                                   945,000
                                   3,270,000  Tropicana Entertainment, LLC, 9.625% due 12/15/2014 (e)                     3,302,700
                                   2,825,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                                   2,835,594
                                                                                                                     --------------
                                                                                                                         37,920,499
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 6.3%                   300,000  Accellent, Inc., 10.50% due 12/01/2013                                        309,374
                                   1,800,000  Angiotech Pharmaceuticals, Inc., 9.11% due 12/01/2013 (b)                   1,872,000
                                     900,000  The Cooper Cos., Inc., 7.125% due 2/15/2015 (e)                               918,000
                                   3,175,000  Elan Finance Plc, 9.36% due 11/15/2011 (b)                                  3,238,500
                                   3,150,000  HealthSouth Corp., 11.354% due 6/15/2014 (b)(e)                             3,433,500
                                   1,150,000  Omnicare, Inc., 6.75% due 12/15/2013                                        1,132,750
                                   1,250,000  Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (a)                         1,064,063
                                   1,500,000  PTS Acquisition Corp., 9.50% due 4/15/2015 (e)(g)                           1,541,250
                                   1,170,000  Tenet Healthcare Corp., 6.50% due 6/01/2012                                 1,089,563
                                   3,565,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                                3,654,125
                                   1,310,000  Triad Hospitals, Inc., 7% due 5/15/2012                                     1,362,400
                                   4,775,000  U.S. Oncology, Inc., 9% due 8/15/2012                                       4,989,875
                                   2,400,000  United Surgical Partners International, Inc.,
                                              8.875% due 5/01/2017 (e)                                                    2,481,000
                                     520,000  Universal Hospital Services, Inc., 8.50% due 6/01/2015 (e)(g)                 530,930
                                     490,000  Universal Hospital Services, Inc., 8.759% due 6/01/2015 (b)(e)                497,350
                                   1,575,000  VWR International, Inc., 8% due 4/15/2014                                   1,695,094
                                   3,175,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                      3,325,813
                                                                                                                     --------------
                                                                                                                         33,135,587
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 5.1%                     4,750,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                         4,845,000
                                   1,147,000  Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (b)                   1,159,904
                                   2,225,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                     2,263,937
                                     625,000  Masonite Corp., 11% due 4/06/2015 (e)                                         590,625
                                     820,000  Nortek, Inc., 8.50% due 9/01/2014                                             813,850
                                   1,500,000  Ply Gem Industries, Inc., 9% due 2/15/2012                                  1,391,250
                                   2,400,000  Realogy Corp., 10.50% due 4/15/2014 (e)                                     2,409,000
                                   3,800,000  Realogy Corp., 11% due 4/15/2014 (e)(g)                                     3,781,000
                                   5,420,000  Realogy Corp., 12.375% due 4/15/2015 (e)                                    5,284,500
                                   2,550,000  Standard-Pacific Corp., 9.25% due 4/15/2012                                 2,530,875
                                   1,600,000  Texas Industries, Inc., 7.25% due 7/15/2013                                 1,656,000
                                                                                                                     --------------
                                                                                                                         26,725,941
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 6.7%    $   450,000  Amkor Technology, Inc., 7.75% due 5/15/2013                            $      441,562
                                   2,165,000  Amkor Technology, Inc., 9.25% due 6/01/2016                                 2,267,837
                                     950,000  BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(e)                               905,487
                                     335,000  Compagnie Generale de Geophysique SA,
                                              7.50% due 5/15/2015                                                           350,494
                                     510,000  Compagnie Generale de Geophysique-Veritas,
                                              7.75% due 5/15/2017                                                           538,050
                                     420,000  Cypress Semiconductor Corp., 1% due 9/15/2009 (a)(e)                          446,250
                                   7,930,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (e)(g)                 7,850,700
                                     790,000  Freescale Semiconductor, Inc., 9.235% due 12/15/2014 (b)(e)                   790,988
                                   3,045,000  Nortel Networks Ltd., 9.606% due 7/15/2011 (b)(e)                           3,280,988
                                      90,000  Sanmina-SCI Corp., 6.75% due 3/01/2013                                         84,825
                                   1,805,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                                     1,755,363
                                   1,920,000  Spansion, Inc., 8.485% due 6/01/2013 (b)(e)                                 1,944,000
                                   3,450,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                            3,665,625
                                   3,415,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                            3,735,156
                                     405,000  Telcordia Technologies, Inc., 10% due 3/15/2013 (e)                           376,650
                                   2,205,966  UGS Capital Corp. II, 10.348% due 6/01/2011 (e)(g)                          2,266,630
                                   2,225,000  UGS Corp., 10% due 6/01/2012                                                2,423,864
                                   2,465,000  Viasystems, Inc., 10.50% due 1/15/2011                                      2,514,300
                                                                                                                     --------------
                                                                                                                         35,638,769
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.2%                     2,425,000  FelCor Lodging LP, 8.50% due 6/01/2011                                      2,588,687
                                   3,180,000  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (e)                        3,219,750
                                     135,000  Travelport, Inc., 9.875% due 9/01/2014 (e)                                    145,463
                                     530,000  Travelport, Inc., 9.985% due 9/01/2014 (b)(e)                                 549,875
                                                                                                                     --------------
                                                                                                                          6,503,775
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.6%               2,050,000  AGY Holding Corp., 11% due 11/15/2014 (e)                                   2,149,937
                                     610,000  Belden CDT, Inc., 7% due 3/15/2017 (e)                                        624,556
                                   3,500,000  CPI Holdco, Inc., 11.151% due 2/01/2015 (b)                                 3,613,750
                                   1,900,000  Coleman Cable, Inc., 9.875% due 10/01/2012 (e)                              1,992,625
                                   2,670,000  Jarden Corp., 7.50% due 5/01/2017                                           2,723,400
                                   2,005,000  NXP B.V., 8.106% due 10/15/2013                                             2,065,150
                                   3,720,000  NXP B.V., 9.50% due 10/15/2015                                              3,850,200
                                     740,000  RBS Global, Inc., 9.50% due 8/01/2014                                         795,500
                                   1,585,000  RBS Global, Inc., 11.75% due 8/01/2016                                      1,787,088
                                     885,000  RBS Global, Inc., 8.875% due 9/01/2016 (e)                                    922,613
                                     825,000  Sensata Technologies BV, 8% due 5/01/2014                                     833,250
                                   3,035,000  Trimas Corp., 9.875% due 6/15/2012                                          3,175,369
                                                                                                                     --------------
                                                                                                                         24,533,438
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 3.8%                 850,000  FMG Finance Pty. Ltd., 10% due 9/01/2013 (e)                                  954,125
                                   1,230,000  FMG Finance Pty. Ltd., 10.625% due 9/01/2016 (e)                            1,477,537
                                   3,250,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                 3,290,625
                                   1,820,000  Freeport-McMoRan Copper & Gold, Inc., 8.564% due
                                               4/01/2015 (b)                                                              1,917,825
                                   5,250,000  Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                  5,735,625
                                   3,475,000  Indalex Holding Corp. Series B, 11.50% due 2/01/2014                        3,687,844
                                   3,175,000  Novelis, Inc., 7.25% due 2/15/2015                                          3,349,625
                                                                                                                     --------------
                                                                                                                         20,413,206
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 3.8%                   2,335,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                          2,393,375
                                   3,015,000  Berry Plastics Holding Corp., 9.235% due 9/15/2014 (b)                      3,086,606
                                   3,475,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                             3,579,250
                                     670,000  Impress Holdings B.V., 8.481% due 9/15/2013 (b)(e)                            685,075

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 4,175,000  Owens-Brockway Glass Container, Inc., 8.875% due 2/15/2009             $    4,268,938
                                   1,575,000  Owens-Brockway Glass Container, Inc., 8.25% due 5/15/2013                   1,661,625
                                   2,165,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (e)                     2,186,650
                                   1,920,000  Pregis Corp., 12.375% due 10/15/2013 (e)                                    2,169,600
                                                                                                                     --------------
                                                                                                                         20,031,119
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 7.5%                       3,200,000  Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (b)                         3,016,000
                                   1,195,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                                  991,850
                                     310,000  Abitibi-Consolidated, Inc., 8.85% due 8/01/2030                               263,112
                                   1,575,000  Ainsworth Lumber Co. Ltd., 9.10% due 10/01/2010 (b)                         1,291,500
                                   3,175,000  Boise Cascade LLC, 8.231% due 10/15/2012 (b)                                3,175,000
                                   1,890,000  Bowater Canada Finance Corp., 7.95% due 11/15/2011                          1,821,487
                                   4,475,000  Bowater, Inc., 8.36% due 3/15/2010 (b)                                      4,480,594
                                   5,075,000  Domtar, Inc., 7.125% due 8/15/2015                                          5,106,719
                                   1,675,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                  1,744,094
                                   1,000,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                  1,063,750
                                   2,400,000  NewPage Corp., 11.606% due 5/01/2012 (b)                                    2,667,000
                                   2,830,000  NewPage Corp., 12% due 5/01/2013                                            3,141,300
                                   1,415,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                      1,418,537
                                   3,175,000  Rock-Tenn Co., 8.20% due 8/15/2011                                          3,365,500
                                     384,000  Smurfit Kappa Funding Plc, 9.625% due 10/01/2012                              405,120
                                   3,770,000  Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017 (e)             3,798,275
                                   1,525,000  Verso Paper Holdings LLC, 9.125% due 8/01/2014 (e)                          1,616,500
                                     310,000  Verso Paper Holdings LLC, 11.375% due 8/01/2016 (e)                           331,700
                                                                                                                     --------------
                                                                                                                         39,698,038
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 4.9%                        490,000  Beverages & More, Inc., 9.25% due 3/01/2012 (e)                               501,025
                                   1,560,000  Buffets, Inc., 12.50% due 11/01/2014                                        1,591,200
                                     540,000  Burlington Coat Factory Warehouse Corp.,
                                              11.125% due 4/15/2014                                                         561,600
                                     740,000  Claire's Stores, Inc., 9.25% due 6/01/2015 (e)                                733,525
                                     740,000  Claire's Stores, Inc., 10.50% due 6/01/2017 (e)                               724,275
                                   2,800,000  General Nutrition Centers, Inc., 9.85% due 3/15/2014 (e)(g)                 2,756,292
                                   2,260,000  General Nutrition Centers, Inc., 10.75% due 3/15/2015 (e)                   2,209,171
                                   2,650,000  Michaels Stores, Inc., 10% due 11/01/2014 (e)                               2,862,000
                                   3,350,000  Michaels Stores, Inc., 11.375% due 11/01/2016 (e)                           3,701,750
                                   1,875,000  Neiman Marcus Group, Inc., 9% due 10/15/2015 (g)                            2,057,812
                                   1,575,000  Neiman Marcus Group, Inc., 10.375% due 10/15/2015                           1,771,875
                                   2,280,000  Rite Aid Corp., 9.375% due 12/15/2015 (e)                                   2,291,400
                                   3,980,000  Rite Aid Corp., 7.50% due 3/01/2017                                         3,970,050
                                                                                                                     --------------
                                                                                                                         25,731,975
-----------------------------------------------------------------------------------------------------------------------------------
Service - 8.0%                     3,175,000  Ashtead Capital, Inc., 9% due 8/15/2016 (e)                                 3,436,937
                                     950,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014                              985,625
                                   4,450,000  Avis Budget Car Rental LLC, 7.86% due 5/15/2014 (b)                         4,605,750
                                     660,000  Clarke American Corp., 9.50% due 5/15/2015 (e)                                673,200
                                     550,000  Clarke American Corp., 10.105% due 5/15/2015 (b)(e)                           552,750
                                   4,775,000  Corrections Corp. of America, 7.50% due 5/01/2011                           4,894,375
                                   1,000,000  DI Finance Series B, 9.50% due 2/15/2013                                    1,072,500
                                   2,825,000  Dycom Industries, Inc., 8.125% due 10/15/2015                               2,973,312
                                   2,350,000  Mac-Gray Corp., 7.625% due 8/15/2015                                        2,385,250

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $ 2,190,000  PNA Intermediate Holding Corp., 12.36% due 2/15/2013 (b)(e)            $    2,233,800
                                     850,000  Sally Holdings LLC, 9.25% due 11/15/2014 (e)                                  881,875
                                   2,840,000  Sally Holdings LLC, 10.50% due 11/15/2016 (e)                               2,942,950
                                   4,775,000  Service Corp. International, 7% due 6/15/2017                               4,745,156
                                   2,000,000  United Rentals North America, Inc., 7.75% due 11/15/2013                    2,075,000
                                   4,775,000  Waste Services, Inc., 9.50% due 4/15/2014                                   5,043,594
                                     200,000  Yankee Acquisition Corp., 8.50% due 2/15/2015                                 204,500
                                   2,665,000  Yankee Acquisition Corp., 9.75% due 2/15/2017                               2,724,963
                                                                                                                     --------------
                                                                                                                         42,431,537
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.7%                       3,175,000  Chaparral Steel Co., 10% due 7/15/2013                                      3,540,125
                                     402,000  UCAR Finance, Inc., 10.25% due 2/15/2012                                      424,110
                                                                                                                     --------------
                                                                                                                          3,964,235
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 4.3%          3,175,000  Inmarsat Finance Plc, 7.625% due 6/30/2012                                  3,317,875
                                   4,900,000  LCI International, Inc., 7.25% due 6/15/2007                                4,900,000
                                   1,100,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (e)                           1,164,625
                                   3,800,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (e)                 4,118,250
                                     650,000  Qwest Communications International, Inc., 7.50% due 2/15/2014                 671,125
                                   2,300,000  Qwest Corp., 8.61% due 6/15/2013 (b)                                        2,518,500
                                     875,000  Qwest Corp., 7.625% due 6/15/2015                                             927,500
                                   4,800,000  Windstream Corp., 8.125% due 8/01/2013                                      5,160,000
                                                                                                                     --------------
                                                                                                                         22,777,875
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 2.1%                590,000  Britannia Bulk Plc, 11% due 12/01/2011                                        598,850
                                   2,400,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (e)                    2,547,000
                                   2,225,000  OMI Corp., 7.625% due 12/01/2013                                            2,291,750
                                   3,560,000  St. Acquisition Corp., 12.50% due 5/15/2017 (e)                             3,515,500
                                   2,250,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                 2,401,875
                                                                                                                     --------------
                                                                                                                         11,354,975
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 6.9%                       100,000  The AES Corp., 8.75% due 5/15/2013 (e)                                        106,125
                                   2,124,000  CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (a)                  3,586,905
                                   3,975,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011              4,038,326
                                   2,975,000  Edison Mission Energy, 7.50% due 6/15/2013                                  3,056,812
                                   2,110,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (e)                   2,231,325
                                   4,125,000  Mirant North America LLC, 7.375% due 12/31/2013                             4,362,187
                                   2,550,000  NRG Energy, Inc., 7.25% due 2/01/2014                                       2,620,125
                                   2,350,000  NRG Energy, Inc., 7.375% due 2/01/2016                                      2,438,125
                                     660,000  NSG Holdings LLC, 7.75% due 12/15/2025 (e)                                    694,650
                                   2,400,000  Nevada Power Co. Series A, 8.25% due 6/01/2011                              2,602,366
                                   6,050,000  Reliant Energy, Inc., 9.50% due 7/15/2013                                   6,556,688
                                     775,000  Sierra Pacific Resources, 8.625% due 3/15/2014                                832,631
                                   3,236,586  Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)                           3,387,200
                                                                                                                     --------------
                                                                                                                         36,513,465
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications - 6.0%     2,675,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                2,892,344
                                   2,170,000  Centennial Communications Corp., 11.099% due 1/01/2013 (b)                  2,281,212
                                   2,145,000  Cricket Communications, Inc., 9.375% due 11/01/2014                         2,273,700
                                   1,340,000  Digicel Group Ltd., 8.875% due 1/15/2015 (e)                                1,328,275
                                   3,300,000  Digicel Group Ltd., 9.125% due 1/15/2015 (e)(g)                             3,242,250
                                   1,900,000  Dobson Communications Corp., 9.606% due 10/15/2012 (b)                      1,957,000
                                     990,000  iPCS, Inc., 7.48% due 5/01/2013 (b)(e)                                        992,475
                                   5,510,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014 (e)                           5,840,600

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                        Face
Industry                              Amount  Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 $   320,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                      $      315,072
                                     555,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (e)                         543,206
                                   4,075,000  Rural Cellular Corp., 8.25% due 3/15/2012                                   4,288,938
                                   1,200,000  West Corp., 9.50% due 10/15/2014                                            1,263,000
                                   4,470,000  West Corp., 11% due 10/15/2016                                              4,838,775
                                                                                                                     --------------
                                                                                                                         32,056,847
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Corporate Bonds (Cost - $664,701,405) - 129.3%                      684,304,377
-----------------------------------------------------------------------------------------------------------------------------------

                                              Floating Rate Loan Interests (k)
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                   4,870,000  Wellman, Inc. Second Lien Term Loan, 12.106% due 2/10/2010                  4,473,441
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 0.2%        39,871  Spectrum Brands Letter of Credit, 5.17% due 4/15/2013                          40,286
                                     806,592  Spectrum Brands Term Loan B-1, 9.32% due 4/15/2013                            814,995
                                     143,536  Spectrum Brands Term Loan B-2, 9.32% due 4/15/2013                            143,895
                                                                                                                     --------------
                                                                                                                            999,176
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 0.1%             650,000  Affinion Group Term Loan, 11.66% due 3/01/2012                                650,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &             1,000,000  Sandridge Energy Term Loan, 8.975% due 3/01/2014                            1,030,000
Production - 0.4%                  1,100,000  Sandridge Energy Term Loan, 8.625% due 3/01/2015                            1,133,000
                                                                                                                     --------------
                                                                                                                          2,163,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.4%                 2,290,000  Rotech Healthcare, Inc. Term Loan B, 11.36% due 9/26/2011                   2,290,000
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.1%                     6,030,000  Travelport, Inc. Term Loan, 12.35% due 3/22/2012                            6,037,538
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                 560,000  Rexnord Corp. Payment In Kind Term Loan,
                                              12.36% due 3/02/2013                                                          545,300
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.3%                   1,350,000  Berry Plastics, 11.61% due 6/15/2014                                        1,312,875
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Floating Rate Loan Interests
                                              (Cost - $18,491,411) - 3.5%                                                18,471,330
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                      Shares
                                        Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.2%                  134,207  Loral Space & Communications Ltd. (d)                                       6,294,308
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 0.6%        154,040  Cypress Semiconductor Corp. (d)                                             3,307,239
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.3%                 116,910  Medis Technologies Ltd. (d)                                                 1,708,055
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                          78,039  Western Forest Products, Inc. Restricted Shares (d)                           164,162
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Common Stocks (Cost - $9,795,921) - 2.2%                             11,473,764
-----------------------------------------------------------------------------------------------------------------------------------

                                              Preferred Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                              Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.4%                   10,355  Loral Spacecom Corp. Series A, 12% (g)                                      2,135,719
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &                    67  EXCO Resources, Inc., 7% (a)                                                  670,000
Production - 0.7%                        279  EXCO Resources, Inc., 11%                                                   2,790,000
                                                                                                                     --------------
                                                                                                                          3,460,000
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Securities (Cost - $5,507,118) - 1.1%                       5,595,719
-----------------------------------------------------------------------------------------------------------------------------------

                                              Warrants (i)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                    54,577  HealthSouth Corp. (expires 1/16/2014)                                          43,662
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Warrants - (Cost - $0) - 0.0%                                            43,662
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

                                  Beneficial
                                    Interest  Other Interests (f)                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%              $ 1,300,000  Adelphia Escrow                                                        $          130
                                   1,630,376  Adelphia Recovery Trust                                                         5,201
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Other Interests (Cost - $5,330) - 0.0%                                    5,331
-----------------------------------------------------------------------------------------------------------------------------------
                                              Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                     499,906  BlackRock Liquidity Series, LLC Cash Sweep Series, 5.26% (c)(j)               499,906
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities (Cost - $499,906) - 0.1%                          499,906
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments (Cost - $699,001,091*)  - 136.2%                        720,394,089
                                              Liabilities in Excess of Other Assets - (36.2%)                          (191,152,233)
                                                                                                                     --------------
                                              Net Assets - 100.0%                                                    $  529,241,856
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 699,735,946
                                                                  =============
      Gross unrealized appreciation                               $  25,900,111
      Gross unrealized depreciation                                  (5,241,968)
                                                                  -------------
      Net unrealized appreciation                                 $  20,658,143
                                                                  =============

(a)   Convertible security.
(b)   Floating rate security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                  Net Activity    Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                        $   432,465       $   924,423
      --------------------------------------------------------------------------

(d)   Non-income producing security.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(i) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j)   Represents the current yield as of May 31, 2007.
(k) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Corporate High Yield Fund VI, Inc.
Schedule of Investments as of May 31, 2007                     (in U.S. dollars)

o     Swaps outstanding as of May 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------
                                                                              Notional         Unrealized
                                                                               Amount         Appreciation
      ----------------------------------------------------------------------------------------------------
      Sold credit default protection on General Motors Corp. and receive 4.40%
           Broker, Morgan Stanley Capital Services, Inc.
           Expires June 2007                                               $   625,000        $      1,438

      Sold credit default protection on General Motors Corp. and receive 8%
           Broker, Morgan Stanley Capital Services, Inc.
           Expires June 2007                                               $   625,000               2,734

      Sold credit default protection on Ford Motor Co. and
      receive 3.80%
           Broker, JPMorgan Chase
           Expires March 2010                                              $ 5,000,000              44,505

      Sold credit default protection on Ford Motor Co. and
      receive 3.80%
           Broker, UBS Warburg
           Expires March 2010                                              $ 1,590,000              14,152

      Sold credit default protection on Ford Motor Co. and
      receive 5%
           Broker, Goldman Sachs
           Expires June 2010                                               $ 6,330,000             231,678

      Sold credit default protection on Primedia, Inc. and
      receive 2.45%
           Broker, Lehman Brothers Special Finance
           Expires March 2012                                              $ 1,500,000              60,522
      ----------------------------------------------------------------------------------------------------
      Total                                                                                   $    355,029
                                                                                              ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.


By: /s/ Robert C. Doll, Jr.
    --------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund VI, Inc.

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Corporate High Yield Fund VI, Inc.

Date: July 24, 2007


By: /s/ Donald C. Burke
    --------------------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Corporate High Yield Fund VI, Inc.

Date: July 24, 2007